Right of use assets (Tables)	12 Months Ended
Mar. 31, 2024
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Following are the changes in the carrying value of right of use assets for the year ended March 31, 2024:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 202 3	2,850,345	1,927,648	349,874	561,556	5,689,423
Additions	861,343	1,017,867	26,940	387,074	2,293,224
Adjustments	-	(8,775)	(10,739)	-	(19,514)
Depreciation	(39,966)	(395,760)	(122,064)	(1,47,651)	(705,441)
Balance as of March 31, 202 4	3,671,722	2,540,980	244,011	800,979	7,257,692

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2023:

		Category of ROU asset
Particulars	Land	Building	P&M	IRU	Total
Balance as of April 1, 2022	1,783,510	1,594,112	480,501	554,591	4,412,714
Additions	1,085,331	681,500	7,468	85,387	1,859,686
Adjustments	-	-	-	-	-
Depreciation	(18,496)	(347,964)	(138,095)	(78,422)	(582,977)
Balance as of March 31, 2023	2,850,345	1,927,648	349,874	561,556	5,689,423

Disclosure Detail Of Lease Liabilities [Table Text Block]
Particulars	March 31, 2024	March 31, 2023
Current lease liabilities	379,851	585,003
Non-current lease liabilities	2,662,988	1,866,176
Total	3,042,839	2,451,179

Disclosure Detail Of Movement In Lease Liabilities [Table Text Block]
The following is the movement in lease liabilities during the Year ended

Particulars	March 31, 2024	March 31, 2023
Balance as of April 1,	2,451,179	2,207,403
Additions	993,651	596,842
Finance cost accrued during the period	253,316	278,697
Deletions	(19,503)	-
Payment of lease liabilities	(633,420)	(640,714)
Fair value adjustment	(3,813)	4,575
Translation difference	1,429	4,376
Balance as of March 31,	3,042,839	2,451,179

Disclosure Detail Of Maturity Analysis Of Contractual Lease Liabilities Undiscounted [Table Text Block]
The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2024 and March 31, 2023 on an undiscounted basis (including finance expenses):

Particulars	March 31, 2024	March 31, 2023
Less than one year	587,695	585,790
One to five years	1,304,681	1,343,804
More than five years	6,696,273	3,773,736
Total	8,588,649	5,703,330